Going Concern (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Going Concern
Net loss	$ 444	$ 52,212	$ 19	$ 328,933
Working capital deficit	258	455		53,512
Accumulated deficit total	$ 444	$ 381,589		$ 329,377